Leases (Details) - Schedule of Components of Lease Expense - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
General and administrative expenses [Member]
Leases [Line Items]
Operating lease costs	$ 364,817	$ 407,455
Short term lease costs		28,593
Research and development expenses [Member]
Leases [Line Items]
Operating lease costs	$ 111,735	$ 46,795